Equity (Details Narrative)				12 Months Ended
		Aug. 27, 2025 SGD ($) $ / shares shares	Aug. 31, 2024 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $				$ 50,000
Number of shares issued in IPO	[1]			3,750,000
Warrants or rights exercisable		Feb. 24, 2026
Warrants maturity date		Aug. 27, 2030
Fair value of warrant issuance | $		$ 450,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				75,000,000	75,000,000
Ordinary shares, par value | $ / shares				$ 0.0005	$ 0.0005
Shares outstanding				11,116,470
Number of shares issued in IPO		3,750,000	11,116,470
Number of warrant purchase | $		$ 375,000
Exercise price | $ / shares		$ 5.00
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				25,000,000	25,000,000
Ordinary shares, par value | $ / shares				$ 0.0005	$ 0.0005
Shares outstanding				10,433,340
Number of shares issued in IPO			10,433,340

[1]	Retroactively adjusted to reflect the reorganization exercise described in Note 1.